STOCKHOLDERS' EQUITY, Equity Incentive Plan (FY) (Details) - shares	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2020	Jul. 30, 2020
Option activity of directors and officers and employees [Abstract]
Non-vested (in shares)	142,814	183,114	142,814
Vested (in shares)	800,618	1,449,518	800,618
Forfeited (in shares)	(16,534)	(28,396)	(16,534)
Balance (in shares)	926,898	1,604,236	926,898	1,613,098	806,456	0
2020 Plan [Member]
Equity Incentive Plan [Abstract]
Authorized (in shares)	926,898	1,632,632	926,898
Share limit (in shares)	2,100,000		2,100,000
Options granted expiration period			10 years